Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	¥ 17,000	$ 2,605	¥ 17,000	$ 2,605